Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Company has not granted stock options for many years. However, in order to incentivize Company growth and performance, the Company expects to grant stock options in Fiscal 2026 to Mr. Meyrath as part of his new hire equity package, and we may grant stock options to executives and other employees in the future.

Although we do not have a formal policy with respect to the timing of grant of equity awards, our typical practice is to grant a single annual refresh grant. New hire, promotion, and ad hoc grants may also be made throughout the year. The decision to issue stock options or other equity awards to any employee is subject to review and approval by the LCC. Any potential option grants to our CEO would also require approval by the Board. Equity awards are typically approved effective the first day of the month following LCC or Board approval (as applicable). We do not take material nonpublic information into account when determining the grant timing or terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purposes of affecting the value of executive compensation.

Award Timing Method [Text Block]	Although we do not have a formal policy with respect to the timing of grant of equity awards, our typical practice is to grant a single annual refresh grant. New hire, promotion, and ad hoc grants may also be made throughout the year. The decision to issue stock options or other equity awards to any employee is subject to review and approval by the LCC. Any potential option grants to our CEO would also require approval by the Board. Equity awards are typically approved effective the first day of the month following LCC or Board approval (as applicable). We do not take material nonpublic information into account when determining the grant timing or terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purposes of affecting the value of executive compensation.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false